DESCRIPTION OF THE BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DESCRIPTION OF THE BUSINESS
DESCRIPTION OF THE BUSINESS
1.	DESCRIPTION OF THE BUSINESS

Griffey Global Holdings, Inc. (“Griffey Holdings” or “the Company”) was incorporated in Delaware on September 25, 2012. In October of the same year, the Company indirectly acquired Getty Images, Inc. (“Getty Images”). Getty Images and its subsidiaries collectively represent the operations of the Company.

Getty Images is a world leader in serving the visual content needs of businesses with over 486 million assets available through its industry-leading sites; gettyimages.com, istock.com and unsplash.com. The Company serves businesses in almost every country in the world with websites in 23 languages bringing content to media outlets, advertising agencies and corporations and, increasingly, serving individual creators and prosumers.

1.    DESCRIPTION OF THE BUSINESS

Griffey Global Holdings, Inc. (“Griffey Holdings” or “the Company”) was incorporated in Delaware on September 25, 2012. In October of the same year, the Company indirectly acquired Getty Images, Inc. (“Getty Images”). Getty Images and its subsidiaries collectively represent the operations of the Company.

Getty Images is a world leader in serving the visual content needs of businesses with over 477 million assets available through its industry-leading sites; gettyimages.com, istock.com and unsplash.com. The Company serves businesses in almost every country in the world with websites in twenty-two languages bringing content to media outlets, advertising agencies and corporations and, increasingly, serving individual creators and prosumers.